Risk Management and Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Past Due
Disclosure of detailed information about financial instruments
Trade and other payables	$ 0
Currency risk | Canadian dollars
Disclosure of detailed information about financial instruments
Percent change in exchange rate	5.00%
Impact of earnings due to change in exchange rate	$ 2,315,496	$ 3,417,920
Level 3 | Share Price Measurement Input
Disclosure of detailed information about financial instruments
Possible percentage increase in unobservable input	5.00%
Possible percentage decrease in unobservable input	5.00%
Convertible Note Derivative | Level 3 | Share Price Measurement Input
Disclosure of detailed information about financial instruments
Amount of increase (decrease) in the fair value measurement of liabilities due to a reasonably possible increase in an unobservable input.	$ 1,791,854
Amount of increase (decrease) in the fair value measurement of liabilities due to a reasonably possible decrease in an unobservable input.	(1,791,854)
Warrant derivative | Level 3 | Share Price Measurement Input
Disclosure of detailed information about financial instruments
Amount of increase (decrease) in the fair value measurement of liabilities due to a reasonably possible increase in an unobservable input.	70,373
Amount of increase (decrease) in the fair value measurement of liabilities due to a reasonably possible decrease in an unobservable input.	$ (69,066)